Shareholder Report, Average Annual Return (Details)		12 Months Ended	45 Months Ended
	Aug. 26, 2020	May 31, 2024	May 31, 2024
C000220403
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Focus Equity ETF
Without Sales Load [Member] | C000220403
Average Annual Return [Line Items]
Average Annual Return, Percent		8.47%	1.30%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		27.58%	12.72%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		33.60%	12.63%
Sterling Capital Focus Equity ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		8.34%	1.28%